Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues (including revenue from related parties of nil, RMB1,503 and RMB 29,293 for the years ended June 30, 2024, 2025 and 2026, respectively)		$ 87,957	¥ 596,798	¥ 65,781
Cost of revenues (including cost of revenues from related parties of nil, nil and RMB10,402 for the years ended June 30, 2024, 2025 and 2026, respectively)		(58,886)	(399,547)	(42,970)
Gross profit		29,071	197,251	22,811
Operating expenses:
Sales and marketing expenses (including sales and marketing expenses from related parties of nil, RMB2,472 and RMB9,403 for the years ended June 30, 2024, 2025 and 2026, respectively)		(28,649)	(194,383)	(19,108)
Research and development expenses		(6,525)	(44,274)	(9,010)
General and administrative expenses		(19,001)	(128,925)	(19,673)
Impairment loss on goodwill		(18,284)	(124,059)
Total operating expenses		(72,459)	(491,641)	(47,791)
Loss from operations		(43,388)	(294,390)	(24,980)
Other income:
Interest income		1,672	11,343	796
Others, net		2,454	16,648	5,728
Loss before income tax expense		(39,262)	(266,399)	(18,456)
Income tax (expense)/benefit		1,690	11,464	(3,350)
Net loss from continuing operations, net of income tax		(37,572)	(254,935)	(21,806)
Net income from discontinued operation, net of income tax (including gain on disposal of nil, nil and RMB284,737 for the years ended June 30, 2024, 2025 and 2026, respectively)		46,934	318,451	378,374	385,527
Net income		9,362	63,516	356,568	385,527
Net loss/(income) attributable to non-controlling interests		(160)	(1,083)	2,162
Net income attributable to ordinary shareholders of Here Group Limited		9,202	62,433	358,730	385,527
Including：
Net loss from continuing operations attributable to ordinary shareholders of the Company		(37,730)	(256,006)	(19,641)
Net income from discontinued operation attributable to ordinary shareholders of the Company		$ 46,932	¥ 318,439	¥ 378,371	¥ 385,527
Weighted average number of ordinary shares used in computing net (loss)/income per share
— basic (in Shares)	[1]	161,393,281	161,393,281	161,291,663	164,998,649
— diluted (in Shares)	[1]	161,393,281	161,393,281	161,291,663	164,998,649
Net loss from continuing operations per share attributable to ordinary shareholders of the Company—basic | (per share)		$ (0.23)	¥ (1.59)	¥ (0.12)
Net income from discontinued operations per share attributable to ordinary shareholders of the Company —basic | (per share)		0.29	1.97	2.35	2.34
Net loss from continuing operations per share attributable to ordinary shareholders of the Company—diluted | (per share)		(0.23)	(1.59)	(0.12)
Net income from discontinued operations per share attributable to ordinary shareholders of the Company—diluted | (per share)		$ 0.29	¥ 1.97	¥ 2.35	¥ 2.34
Comprehensive income:
Net income		$ 9,362	¥ 63,516	¥ 356,568	¥ 385,527
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax		(672)	(4,557)	(806)	(4,869)
Total other comprehensive loss		(672)	(4,557)	(806)	(4,869)
Total comprehensive income		8,690	58,959	355,762	380,658
Comprehensive loss/(income) attributable to non-controlling interests		(160)	(1,083)	2,162
Comprehensive income attributable to Here Group Limited		$ 8,530	¥ 57,876	¥ 357,924	¥ 380,658

[1]	Basic and diluted net income/(loss) per share are computed using the weighted average number of ordinary shares outstanding during the period, including 3,092,516, 810,696 and 60,009 vested options with nominal exercise price for the years ended June 30, 2024, 2025 and 2026.